Subsequent Event - Additional Information (Detail) - CAD ($)		12 Months Ended
	Jun. 18, 2018	Apr. 30, 2018	Apr. 30, 2017	May 01, 2018	Nov. 17, 2015
Disclosure of Events After Reporting Period [Line Items]
Bonds issued		$ 1,283,000
Warrants issued		250,000	250,000
Warrants expiration date			Mar. 07, 2022
Private Placements [member]
Disclosure of Events After Reporting Period [Line Items]
Bonds issued	$ 3,000			$ 3,000	$ 4,500
Interest rate percentage of bonds	8.00%				8.00%
Maturity period	Jun. 18, 2020
Toronto Stock Exchange [member]
Disclosure of Events After Reporting Period [Line Items]
Warrants issued	3,000,000
Exercise price of warrants issued	$ 0.20
Warrants expiration date	Jun. 18, 2021